UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     May 17, 2010

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          15

Form 13F Information Table Value Total:  $2,138,814



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100   31935  3560203  SH       Sole                 3560203
AVID TECHNOLOGY, INC.               COM          05367P100  120043  8711367  SH       Sole                 8711367
CAREER EDUCATION CORPORATION        COM          141665109  508367 16067235  SH       Sole                16067235
CB RICHARD ELLIS GROUP, INC.        COM          12497t101  439932 27755947  SH       Sole                27755947
COLLECTIVE BRANDS, INC.             COM          19421W100   63373  2786844  SH       Sole                 2786844
ECHOSTAR CORPORATION                COM          278768106   33248  1639449  SH       Sole                 1639449
ELECTRONICS FOR IMAGING, INC.       COM          286082102   17626  1515559  SH       Sole                 1515559
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   38795  5622473  SH       Sole                 5622473
FIRST AMERICAN CORPORATION          COM          318522307  141342  4176771  SH       Sole                 4176771
ITT EDUCATIONAL SERVICES, INC.      COM          45068b109  415386  3692975  SH       Sole                 3692975
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   65759 17259466  SH       Sole                17259466
PRGX GLOBAL, INC.                   COM          69357c503   20813  3545763  SH       Sole                 3545763
ROVI CORPORATION                    COM          779376102   64489  1736848  SH       Sole                 1736848
SBA COMMUNICATIONS CORPORATION      COM          78388J106   98020  2717496  SH       Sole                 2717496
SEI INVESTMENTS COMPANY             COM          784117103   79686  3627058  SH       Sole                 3627058